Onshore and offshore loan agreements with Rich Dynamic Limited	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
Loan Agreements [Text Block]
20.	Onshore and offshore loan agreements with Rich Dynamic Limited

The Company advanced $38,000,000 to Rich Dynamic Limited, a Hong Kong company (“RDL”) in 2008, according to two loan agreements dated on June 10, 2008 and July 29, 2008 (“Offshore Loan Agreements”), whereby the Company agreed to extend loans to RDL.  These loans were utilized by RDL as payment to a shareholder of Chengdu Chuanghong Jinsha Real Estate Co., Ltd. (“Chengdu Chuanghong”), for the purpose of acquiring 60% of the equity interest in Chengdu Chuanghong. RDL’s loan repayment obligations under the Offshore Loan Agreements were secured under share pledge agreements, in which RDL agreed to pledge its equity interest in Chengdu Chuanghong to the Company as security for RDL’s performance of its loans repayment obligations under the Offshore Loan Agreements.

The shareholder of RDL and JYNT entered into two loan agreements dated on June 10, 2008 and July 29, 2008 (“Onshore Loan Agreements“), whereby the shareholder of RDL agreed to extend two loans to JYNT which amount in aggregate to approximately $38 million. By the end of December 31, 2011, the Company received all repayment of approximately $38 million from the shareholder of RDL.